Selected Statement of Operations Data (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selected Statement of Operations Data [Abstract]
Computation of diluted EPS	0	0	32,000